Other Contingent Assets, Liabilities and Commitments - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Contingent Assets Liabilities And Commitments [Line Items]
Money Held In Escrow Current	$ 11,635	$ 43,814
dLocal Group Limited
Disclosure Of Other Contingent Assets Liabilities And Commitments [Line Items]
Contingent assets	0	0
Contingent liabilities	$ 0	$ 0